May 7, 1998



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Kansas City Life Variable Life Separate Account
     Registration Number 33-95354

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of prospectus dated May 1, 1998 that would have been filed pursuant to paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement.

The text of the most recent amendment has been filed electronically. If you have any questions, please contact Lucy Tidwell at (816) 753-7299, ext. 8706.


Very truly yours,



/s/C. John Malacarne
C. John Malacarne
Vice President, General Counsel and Secretary